Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 62,328	$ 8,701	¥ 94,949
Cost of revenues	(42,944)	(5,994)	(41,725)
Gross profit	19,384	2,707	53,224
Sales and marketing expenses	(23,243)	(3,245)	(19,307)
General and administrative expenses	(16,770)	(2,339)	(14,604)
Research and development expenses	(8,969)	(1,252)	(5,444)
Reversal for credit losses	719	100	1,043
Total operating expenses	(48,263)	(6,736)	(38,312)
Operating income (loss)	(28,879)	(4,029)	14,912
Other income (expenses):
Interest income	72	10	213
Interest expense	(1,752)	(245)	(2,052)
Unrealized gains on short-term investments	588	82	100
Unrealized foreign exchange loss	(1,421)	(198)
Government subsidy	502	70	140
Other expenses			(30)
Total other expenses, net	(2,011)	(281)	(1,629)
Income (loss) before income taxes	(30,890)	(4,310)	13,283
Income tax benefits (expenses)	5,340	745	(2,558)
Net income (loss)	(25,550)	(3,565)	10,725
Net loss (income) attributable to noncontrolling interests	3,882	542	(1,714)
Net income (loss) attributable to the Zhengye Biotechnology Holding Limited’s shareholders	(21,668)	(3,023)	9,011
Comprehensive income (loss)
Net income (loss)	(25,550)	(3,565)	10,725
Net loss (income) attributable to noncontrolling interests	3,882	542	(1,714)
Other comprehensive income (loss)
Foreign currency translation adjustment	(969)	(135)	3
Total comprehensive income (loss)	(26,519)	(3,700)	10,728
Less: total comprehensive loss (income) attributable to non-controlling interest	3,882	542	(1,714)
Total comprehensive income (loss) attributable to the Zhengye Biotechnology Holding Limited’s shareholders	¥ (22,637)	$ (3,158)	¥ 9,014
Earnings (loss) per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.46)	$ (0.06)	¥ 0.2
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.46)	$ (0.06)	¥ 0.2
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	47,316,793	47,316,793	45,666,376
Ordinary shares – diluted (in Shares)	47,316,793	47,316,793	45,666,376